Income Taxes - Schedule of Deferred Tax Assets (liabilities) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carry-forward	$ 4,191,575	$ 3,498,043
Tax credits	437,296
Non-deductible reserves	44,733	1,058
Capitalized R&D costs	1,268,685	189,892
Lease liability		3,756
Share-based compensation	41,830	94,034
Gross deferred tax assets	5,984,119	3,786,783
Less valuation allowance	(5,915,350)	(3,088,051)
Total deferred tax assets, net of valuation allowance	68,769	698,732
Deferred tax liabilities:
Fixed asset depreciation	(2,783)
Right of use asset		(3,719)
Prepaid expenses	(65,986)	(695,013)
Total deferred tax liabilities	(68,769)	(698,732)
Net deferred tax liabilities